Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0000739421
Registrant Name	CITIZENS FINANCIAL SERVICES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A